Income Taxes - Schedule of Reconciliation Statutory Federal Income Tax Provision to Actual Income Tax Benefit (Details) (10-K)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal statutory rate	(35.00%)	(35.00%)
State taxes, net of federal benefit	(3.40%)	(2.30%)
Research and development credits	0.00%	1.50%
Equity related expenses	(1.80%)	10.70%
Change in valuation allowance	40.10%	25.10%
Other	(10.00%)	0.00%
Total income tax expense	0.00%	0.00%